ORDINARY SHARES AND STATUTORY RESERVE (Treasury Shares) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ORDINARY SHARES AND STATUTORY RESERVE
Total consideration of Shares repurchased	¥ 2,428	¥ 17,103
Treasury Shares
ORDINARY SHARES AND STATUTORY RESERVE
Shares repurchased	496,240	3,409,080	0
Total consideration of Shares repurchased	¥ 2,428	¥ 17,103